Related-party Transactions - Schedule of Other Payables Due to Related Parties (Detail) - TWD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Other payables due to related parties (including equipment payable)		$ 49,971	$ 28,175
Associates [member]
Disclosure of transactions between related parties [line items]
Other payables due to related parties (including equipment payable)		13,980	18,148
Others [member]
Disclosure of transactions between related parties [line items]
Other payables due to related parties (including equipment payable)	[1]	$ 35,991	$ 10,027

[1]	Entities which are substantive related parties of the Company but not been accounted for using the equity method, mainly Qisda Corporation and its subsidiaries.